Pender Real Estate Credit Fund

Consolidated Schedule of Investments

March 31, 2026 (Unaudited)

		Coupon		Original	Principal
	Spread	Rate (%)	Maturity Date	Acquisition Date	Amount	Cost(1)	Fair Value
Private Debt - 120.8%(2),(3)
Assisted Living - 2.2%
2601 Tandy ABL I Holdings, LLC⁽⁴⁾⁽⁵⁾	N/A	6.00 (5)	8/1/2026	4/1/2023	$11,950,000	$12,033,571	$10,599,571

Gas/Service Station - 1.2%
Trilogy Holdings, LLC Fuels⁽⁴⁾⁽⁶⁾	SOFR1M + 6.91%	11.75	12/1/2026	10/28/2024	5,575,000	5,537,520	5,607,208

Industrial - 9.6%
2528 Hondo Ave., LLC⁽⁶⁾	SOFR1M + 4.42%	9.75	9/1/2026	8/30/2024	6,000,000	6,050,494	6,059,494
Farm to Market Industries, LLC⁽⁴⁾⁽⁶⁾	SOFR1M + 4.47%	8.75	6/1/2026	5/30/2025	32,500,000	28,493,125	28,538,875
Finn Equipment Leasing, LLC⁽⁴⁾⁽⁶⁾	SOFR1M + 4.46%	8.75	2/1/2027	1/28/2025	14,000,000	11,214,918	11,244,918
						45,758,537	45,843,287
Mixed Use - 4.0%
1810 Chestnut Street Development, LLC⁽⁶⁾⁽⁷⁾	TBILL1M + 8.17%	11.86	3/1/2026	8/2/2022	13,350,000	11,371,675	11,456,800
The Elms MT, LLC⁽⁶⁾	SOFR1M + 7.43%	12.74	5/1/2026	4/29/2024	9,450,000	7,623,043	7,604,143
						18,994,718	19,060,943
Multifamily - 96.1%
201 Clark RD Apts LLC⁽⁴⁾	N/A	8.25	1/1/2027	12/19/2025	23,250,000	20,410,937	20,445,812
2201 SW NYE, LLC⁽⁶⁾	SOFR1M + 4.48%	8.75	2/1/2027	1/10/2025	3,375,000	3,375,000	3,383,438
268 Cedar Hill Apts LLC	N/A	10.25	12/19/2026	12/19/2025	10,000,000	9,095,025	9,110,025
512 Mesquite Apts LLC	N/A	10.25	12/19/2026	12/19/2025	12,500,000	10,039,825	10,071,075
Atlanta 330, LLC⁽⁴⁾⁽⁶⁾	SOFR1M + 2.90%	8.25	9/1/2026	8/13/2024	39,450,000	34,469,467	34,558,092
Bayview West Apartments LLC⁽⁴⁾	N/A	7.75	11/1/2026	10/30/2025	3,400,000	3,010,163	3,015,263
Brazos Lauradale, LLC⁽⁴⁾⁽⁶⁾	SOFR1M + 3.84%	8.25	10/1/2026	9/19/2025	13,750,000	13,718,414	13,752,789
Brazos Liberty Crossing, LLC	N/A	11.00	11/1/2026	10/27/2025	6,500,000	6,322,307	6,322,307
Brazos Meadows, LLC⁽⁴⁾	N/A	9.75	12/4/2026	12/4/2025	18,050,000	16,358,990	16,404,115
Camelot Village Apts LLC⁽⁴⁾	N/A	8.25	1/1/2027	12/19/2025	39,750,000	34,304,314	34,403,689
Eagles Manor MT, LLC	N/A	8.25	3/1/2027	2/26/2026	9,375,000	7,798,064	7,798,064
FC Armature, LLC⁽⁴⁾⁽⁶⁾	SOFR1M + 3.37%	7.75	10/1/2026	9/17/2025	13,500,000	10,792,175	10,825,925
Grandview Apartments 1002, LLC⁽⁶⁾	SOFR + 4.61%	9.25	3/1/2027	2/27/2023	5,800,000	5,818,000	5,818,000
Huntington 1401 LLC⁽⁴⁾	N/A	9.75	12/3/2027	12/3/2025	3,220,096	457,044	465,094
Lakeview 28, LLC⁽⁶⁾	SOFR1M + 3.43%	8.75	9/1/2026	8/29/2024	3,500,000	2,827,822	2,834,822
LNX Uptown, LLC⁽⁴⁾⁽⁶⁾	SOFR1M + 2.94%	8.25	6/1/2026	5/24/2024	27,840,000	22,001,426	22,066,026
Lumberton MFD, LLC⁽⁴⁾⁽⁶⁾	SOFR1M + 4.38%	8.75	5/1/2026	4/30/2025	19,600,000	14,675,945	14,724,945
Magnolia TH, LLC⁽⁴⁾⁽⁶⁾	SOFR1M + 3.88%	8.25	5/1/2026	4/24/2025	30,000,000	9,055,919	9,125,919
MavDevMan P1, LLC⁽⁴⁾⁽⁶⁾	SOFR1M + 3.93%	8.25	6/1/2028	5/28/2025	45,000,000	22,106,806	22,444,306
MF Carisma LLC	N/A	11.75	12/3/2027	12/3/2025	10,152,700	9,891,331	9,916,713
MF Helios LLC	N/A	11.75	12/3/2027	12/3/2025	15,973,925	15,588,176	15,628,111
MF Lumina LLC	N/A	11.75	12/3/2027	12/3/2025	14,873,375	14,610,550	14,647,733
NPA AP, LLC⁽⁴⁾⁽⁶⁾	SOFR1M + 4.41%	8.75	11/1/2026	4/1/2025	4,475,000	3,322,548	3,295,698
PDGL Trust, LLC⁽⁶⁾	SOFR1M + 4.44%	7.50	6/1/2026	5/23/2024	4,000,000	3,990,575	4,000,575
Pebble Bay Apartments, LLC⁽⁴⁾	N/A	7.75	11/1/2026	10/30/2025	6,900,000	6,594,155	6,611,405
Prosper GP LP, LLC	N/A	8.00	9/1/2026	9/15/2023	26,200,000	25,844,044	25,909,544
Riverbend PEGP, LLC	N/A	5.00	2/1/2027	10/6/2023	19,430,000	19,410,824	19,410,824
Rose Lane Apartments⁽⁶⁾	SOFR1M + 4.46%	8.75	2/1/2027	1/24/2025	3,000,000	3,000,000	3,007,500
S Court Apts, LLC⁽⁴⁾	N/A	7.75	11/1/2026	10/30/2025	6,700,000	6,446,499	6,463,249
Sandman 4 Apartments, LLC⁽⁶⁾	SOFR1M + 3.93%	9.25	12/1/2026	11/16/2023	1,300,000	1,040,303	1,042,903
Solamar Apts LLC & NAE Capital LLC⁽⁴⁾	N/A	8.75	11/1/2026	10/29/2025	17,000,000	13,682,874	13,725,374
Wagner RE, LLC⁽⁴⁾⁽⁶⁾	SOFR1M + 4.41%	9.75	9/1/2026	8/13/2024	12,500,000	11,984,580	12,015,830
WAM Harvey, LLC	N/A	9.00	11/1/2026	3/12/2024	26,800,000	25,521,912	25,320,912
Warrior Fund I, LLC⁽⁶⁾	SOFR1M + 7.46%	11.75	1/1/2027	2/1/2024	41,100,000	38,433,144	38,530,955
Wesley GP, LLC⁽⁶⁾	TBILL1M + 4.00%	6.00	6/1/2026	5/31/2022	10,275,000	8,168,906	8,356,781
Yakima 28, LLC⁽⁶⁾	TBILL1M + 3.93%	8.74	12/1/2026	11/29/2022	3,810,000	3,840,441	3,857,616
						458,008,505	459,311,429
Office - 2.0%
Five Seven Five One Holdings LLC⁽⁴⁾⁽⁶⁾	SOFR1M + 5.35%	9.75	8/1/2026	7/17/2025	11,000,000	9,685,340	9,756,840

Retail - 2.1%
300 NPB LLC	N/A	10.00	11/1/2026	10/21/2025	2,100,000	2,096,984	2,102,234
David Streeter⁽⁸⁾	N/A	6.00	7/1/2026	5/21/2021	6,369	6,366	6,382
Lumberton Retail I, LLC⁽⁴⁾⁽⁶⁾	SOFR1M + 3.88%	8.25	5/1/2026	4/30/2025	6,000,000	4,456,479	4,463,679
North Palm Commercial LLC	N/A	10.00	11/1/2026	10/21/2025	3,900,000	3,894,398	3,904,148
						10,454,227	10,476,443

Storage - 3.6%
DT Dev Phase 2, LLC⁽⁴⁾⁽⁶⁾	SOFR1M + 3.43%	7.75	6/1/2028	5/28/2025	13,500,000	12,114,754	12,148,504
MBRV I, LLC & MBRV II, LLC⁽⁶⁾	SOFR + 2.51%	6.75	10/1/2026	9/10/2024	6,375,000	5,111,611	5,124,361
						17,226,365	17,272,865
Total Private Debt						577,698,783	577,928,586

Real Estate Owned - 0.7%(9)
Mixed Use - 0.7%
Theos Fedro Holdings, LLC(10)	N/A	N/A	N/A	N/A	N/A	3,600,000	3,600,000
Total Real Estate Owned						3,600,000	3,600,000

Total Investments (Cost $581,298,783) - 121.5%							$581,528,586
Liabilities in excess of other assets - (21.5)%							(102,902,245)
Net Assets - 100.0%							$478,626,341

LLC - Limited Liability Company

TBILL1M - One month term U.S. Treasury Bill

SOFR — Secured Overnight Financing Rate

SOFR1M - One month term Secured Overnight Financing Rate

⁽¹⁾	Cost is equal to carrying value of the loan which includes the current outstanding balance plus minus any deferred fees or cost.
⁽²⁾	All Private Debt investments are exempt under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $577,928,586, which represents 120.8% of total net assets of the Fund.
⁽³⁾	All Private Debt investments are Level 3 securities fair valued using significant unobservable inputs.
⁽⁴⁾	A portion of this holding is subject to unfunded commitments.
⁽⁵⁾	The Borrower received an interest waiver from the Fund until August 2026.
⁽⁶⁾	Floating rate security.
⁽⁷⁾	As of March 31, 2026, 1810 Chestnut Street Development, LLC is past due on the maturity payment; the Adviser is reviewing for potential default.
⁽⁸⁾	David Streeter is an individual loan receivable from past litigation settlement between Mr. Streeter and the Predecessor Fund.
⁽⁹⁾	All Real Estate Owned investments are Level 3 holdings fair valued using significant unobservable inputs.
⁽¹⁰⁾	Theos Fedro Holdings, LLC is held through a wholly owned subsidiary, 819 Ellis CF Holdings, LLC.